SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2018	Dec. 31, 2017
SHARE CAPITAL [abstract]
Debt-to-capital ratio	11.50%	12.00%
Liability-to-asset ratio	46.20%	46.50%